Property, Plant And Equipment, Net (Details) - Schedule of property plant and equipment, net - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total		$ 207,663	$ 145,685
Less: accumulated depreciation		(67,043)	(46,243)
Construction in progress		57,397	91,881
Property, plant and equipment, net	$ 217,686	198,017	191,323
Machineries and equipment [Member]
Property, Plant and Equipment [Line Items]
Total		123,889	73,535
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total		39,988	37,479
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total		26,627	22,571
Fixtures and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Total		9,086	7,459
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Total		$ 8,073	$ 4,641